RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Number of subordinated notes due to related parties (in Notes)	3
Amount of special principal payment made on each of the promissory notes	$ 317